Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Carrying value of cash held in money market funds	$ 1.2	$ 1.2
Minimum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	3 years	3 years
Maximum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	5 years	5 years